SCHEDULE OF COMPENSATION BASED STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Options Outstanding, Beginning Balance	3,941,301	6,145,044
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.78	$ 0.75
Options Outstanding, Granted	12,652,761
Weighted Average Exercise Price Outstanding, Granted	$ 0.15
Options Outstanding, Expired or cancelled	(1,442)	(2,203,743)
Weighted Average Exercise Price Outstanding, Expired or cancelled	$ 19.80	$ 0.70
Options Outstanding, Ending Balance	16,592,620	3,941,301
Weighted Average Exercise Price Outstanding, Ending Balance	$ 0.30	$ 0.78